PROPERTY AND EQUIPMENT	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT
NOTE 4 — PROPERTY AND EQUIPMENT

Property and equipment consisted of the following:

	Estimated Life	September 30, 2017	December 31, 2016
		(Unaudited)
Furniture and fixtures	5 years	$56,995	$56,995
Office and computer equipment	1 - 5 years	434,563	416,363
Land	—	358,886	358,886
Building and improvements	5 - 25 years	820,182	820,182
Site costs	10 years	1,412,624	1,412,624
Crushing system	20 years	2,505,012	2,505,012
Process plant and equipment	10 years	3,517,809	3,517,809
Vehicles and mining equipment	5 - 10 years	605,824	699,025
		9,711,895	9,786,896
Less: accumulated depreciation		(6,191,412)	(5,475,916)

		$3,520,483	$4,310,980

For the nine months ended September 30, 2017 and 2016, depreciation expense amounted to $825,136 and $829,260, respectively. During the nine months ended September 30, 2017, the Company wrote off fully depreciated property and equipment for a total of $109,640.

NOTE 4 — PROPERTY AND EQUIPMENT

Property and equipment consisted of the following:

		December 31,	December 31,
	Estimated Life	2016	2015
Furniture and fixtures	5 years	$56,995	$56,995
Office and computer equipment	1 - 5 years	416,363	402,835
Land	—	358,886	358,886
Building and improvements	5 - 25 years	820,182	812,967
Site costs	10 years	1,412,624	1,400,197
Crushing system	20 years	2,505,012	2,482,976
Process plant and equipment	10 years	3,517,809	3,486,864
Vehicles and mining equipment	5 - 10 years	699,025	699,025
		9,786,896	9,700,745
Less: accumulated depreciation		(5,475,916)	(4,378,850)

		$4,310,980	$5,321,895

For the years ended December 31, 2016 and 2015, depreciation expense amounted to $1,097,066 and $1,125,758, respectively.